Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Growth & Income Portfolio
April 30, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Matthew Fruhan (portfolio manager) has managed the fund since February 2011.

The following information replaces the similar information found in the "Fund Services" section on page 10.

Matthew Fruhan is portfolio manager of the fund, which he has managed since February 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

VGI-11-01 February 4, 2011
1.797992.106

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Growth & Income Portfolio
April 30, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Matthew Fruhan (portfolio manager) has managed the fund since February 2011.

The following information replaces the similar information found in the "Fund Services" section on page 10.

Matthew Fruhan is portfolio manager of the fund, which he has managed since February 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

VIPGI-INV-11-01 February 4, 2011
1.918624.101